Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Allowance for Credit Losses for Installment Loans (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	¥ 69,158	¥ 79,284	¥ 71,416	¥ 79,995
Provision (Reversal)	6,430	3,981	8,899	9,093
Allowance of purchased loans during the reporting period	2,294	117	4,389	1,869
Charge-offs	(6,095)	(3,020)	(17,935)	(10,922)
Recoveries	90	280	537	382
Other	(2,784)	1,129	1,787	1,354
Ending balance	69,093	81,771	69,093	81,771
Collective (pool) assessment	51,140	57,355	51,140	57,355	¥ 49,660
Individual assessment	17,953	24,416	17,953	24,416	21,756
Net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	16,240	16,243	16,303	16,522
Provision (Reversal)	264	229	846	901
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(610)	(625)	(2,040)	(1,623)
Recoveries	2	3	27	13
Other	(589)	343	171	380
Ending balance	15,307	16,193	15,307	16,193
Collective (pool) assessment	11,587	12,810	11,587	12,810	12,480
Individual assessment	3,720	3,383	3,720	3,383	3,823
Installment loans and net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	65,937	72,240	64,134	73,990
Provision (Reversal)	6,541	2,831	8,853	6,356
Allowance of purchased loans during the reporting period	2,294	117	4,389	1,869
Charge-offs	(4,292)	(2,980)	(11,565)	(10,309)
Recoveries	86	274	518	365
Other	(2,587)	1,071	1,650	1,282
Ending balance	67,979	73,553	67,979	73,553
Collective (pool) assessment	50,586	56,737	50,586	56,737	49,098
Individual assessment	17,393	16,816	17,393	16,816	15,036
Other financial assets measured at amortized cost
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	3,221	7,044	7,282	6,005
Provision (Reversal)	(111)	1,150	46	2,737
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(1,803)	(40)	(6,370)	(613)
Recoveries	4	6	19	17
Other	(197)	58	137	72
Ending balance	1,114	8,218	1,114	8,218
Collective (pool) assessment	554	618	554	618	562
Individual assessment	560	7,600	560	7,600	6,720
Consumer | Real estate loans [Member] | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	5,648	5,922	5,716	5,922
Provision (Reversal)	80	41	80	104
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(130)	(36)	(212)	(110)
Recoveries	7	6	20	18
Other	0	0	1	(1)
Ending balance	5,605	5,933	5,605	5,933
Collective (pool) assessment	5,155	5,409	5,155	5,409	5,211
Individual assessment	450	524	450	524	505
Consumer | Real estate loans [Member] | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	456	423	455	470
Provision (Reversal)	(22)	9	(24)	(26)
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	0	0	0	0
Recoveries	1	0	1	3
Other	16	12	19	(3)
Ending balance	451	444	451	444
Collective (pool) assessment	451	444	451	444	455
Individual assessment	0	0	0	0	0
Consumer | Card loans [Member] | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	9,986	12,423	10,019	12,984
Provision (Reversal)	301	183	529	61
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(139)	(259)	(404)	(702)
Recoveries	2	0	6	3
Other	0	0	0	1
Ending balance	10,150	12,347	10,150	12,347
Collective (pool) assessment	9,508	11,657	9,508	11,657	9,423
Individual assessment	642	690	642	690	596
Consumer | Other [Member] | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	6,495	8,944	5,204	8,359
Provision (Reversal)	1,209	1,297	3,361	3,972
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(599)	(1,182)	(1,464)	(3,276)
Recoveries	2	1	6	5
Other	0	1	0	1
Ending balance	7,107	9,061	7,107	9,061
Collective (pool) assessment	4,810	6,394	4,810	6,394	2,946
Individual assessment	2,297	2,667	2,297	2,667	2,258
Consumer | Other [Member] | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,322	1,097	1,105	1,275
Provision (Reversal)	330	(5)	616	200
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(91)	(114)	(297)	(528)
Recoveries	0	0	0	0
Other	(175)	41	(38)	72
Ending balance	1,386	1,019	1,386	1,019
Collective (pool) assessment	1,174	883	1,174	883	961
Individual assessment	212	136	212	136	144
Corporate | Non-recourse Loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	82	45	81	32
Provision (Reversal)	61	10	62	24
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	0	0	0	0
Recoveries	0	0	0	0
Other	0	0	0	(1)
Ending balance	143	55	143	55
Collective (pool) assessment	143	55	143	55	81
Individual assessment	0	0	0	0	0
Corporate | Non-recourse Loans | The Americas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,869	2,928	2,691	3,450
Provision (Reversal)	(240)	(378)	(1,184)	(937)
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	0	0	0	0
Recoveries	0	0	0	0
Other	(139)	67	(17)	104
Ending balance	1,490	2,617	1,490	2,617
Collective (pool) assessment	562	2,376	562	2,376	1,836
Individual assessment	928	241	928	241	855
Corporate | Corporate Real Estate Companies Loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	610	996	617	901
Provision (Reversal)	3	(22)	(18)	62
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	0	0	0	(3)
Recoveries	8	8	21	22
Other	(1)	(1)	0	(1)
Ending balance	620	981	620	981
Collective (pool) assessment	502	737	502	737	490
Individual assessment	118	244	118	244	127
Corporate | Corporate Real Estate Companies Loans | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	680	1,109	735	1,539
Provision (Reversal)	260	(116)	162	(554)
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(6)	0	(20)	0
Recoveries	0	1	0	1
Other	(8)	23	49	31
Ending balance	926	1,017	926	1,017
Collective (pool) assessment	926	1,017	926	1,017	735
Individual assessment	0	0	0	0	0
Corporate | Corporate Commercial, industrial and other companies | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,323	1,735	1,337	1,938
Provision (Reversal)	(154)	(48)	102	(112)
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(43)	(22)	(320)	(169)
Recoveries	62	37	69	44
Other	0	0	0	1
Ending balance	1,188	1,702	1,188	1,702
Collective (pool) assessment	388	544	388	544	505
Individual assessment	800	1,158	800	1,158	832
Corporate | Corporate Commercial, industrial and other companies | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	20,039	18,673	18,296	18,763
Provision (Reversal)	4,473	1,766	4,587	2,882
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(377)	(603)	(2,202)	(1,948)
Recoveries	2	117	312	146
Other	(1,687)	581	1,457	691
Ending balance	22,450	20,534	22,450	20,534
Collective (pool) assessment	14,827	13,782	14,827	13,782	13,367
Individual assessment	7,623	6,752	7,623	6,752	4,929
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,187	1,702	1,575	1,835
Provision (Reversal)	(24)	(135)	(266)	(221)
Allowance of purchased loans during the reporting period	2,294	117	4,389	1,869
Charge-offs	(2,297)	(139)	(4,606)	(1,950)
Recoveries	0	101	56	110
Other	(4)	4	8	7
Ending balance	1,156	1,650	1,156	1,650
Collective (pool) assessment	553	629	553	629	608
Individual assessment	¥ 603	¥ 1,021	¥ 603	¥ 1,021	¥ 967